Condensed Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (121,492)	$ (68,299)	$ (49,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,159	1,484	1,069
Non-cash lease expense	596	451	425
Non-cash interest expense	641	893	1,348
Amortization (accretion) of premium (discount) on investments, net	50	(983)	(779)
Provision for accounts receivable	12	59
Provision for inventories	534	326	442
Loss on disposal of property and equipment	235	293
Stock-based compensation expense	21,439	883	788
Change in fair value of redeemable convertible preferred stock warrant liability	93	(3,800)	262
Loss on extinguishment of term loan	1,567
Changes in operating assets and liabilities:
Accounts receivable	(2,566)	(2,886)	(552)
Inventories	(16,287)	(5,020)	(2,212)
Prepaid expenses and other assets	(6,245)	(228)	(270)
Accounts payable	737	802	2,675
Accrued payroll and related benefits	9,889	3,119	647
Accrued expenses and other current liabilities	4,798	974	457
Accrued warranty liability	1,211	1,410	(443)
Deferred revenue	2,754	735	(55)
Accrued interest	(217)
Operating lease liabilities	77	(505)	(464)
Net cash used in operating activities	(99,015)	(70,292)	(46,442)
Cash flows from investing activities:
Purchases of property and equipment	(9,108)	(3,293)	(1,766)
Purchases of short-term investments	(32,884)	(91,878)	(132,310)
Sales and maturities of short-term investments	45,908	169,468	65,300
Proceed from sales of property and equipment	31
Net cash provided by (used in) investing activities	3,947	74,297	(68,776)
Cash flows from financing activities:
Proceeds from issuance of common stock upon initial public offering, net of issuance costs paid	254,805
Proceeds from cash exercise of redeemable convertible preferred stock warrants	4,288
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	126,758		134,567
Proceeds from stock option exercises	1,195	363	314
Proceeds from issuance of term loan, net of issuance costs	29,630
Repayment of term loan and extinguishment costs	(30,985)
Repayment of finance lease	(9)	(9)	(9)
Proceeds from exercise of common stock warrant		76
Payment of redeemable convertible preferred stock issuance costs		(181)
Net cash provided by financing activities	385,682	249	134,872
Net increase in cash, cash equivalents and restricted cash	290,614	4,254	19,654
Cash, cash equivalents and restricted cash as of beginning of period	37,669	33,415	13,761
Cash, cash equivalents and restricted cash as of end of period	328,283	37,669	33,415
Supplemental cash flow disclosures:
Cash paid for income taxes	19	35	9
Cash paid for interest	3,270	3,352	3,292
Cash paid for amounts included in the measurement of operating lease liabilities		505	464
Supplemental non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued expenses	323	867	83
Transfer of inventories to property and equipment	2,131	3,119
Right-of-use assets obtained in exchange for lease liabilities	8,849
Deemed dividend on settlement of accrued dividend	42,530
Adjustment to redemption value on redeemable convertible preferred stock	362	134,760	$ 23,299
Conversion of redeemable convertible preferred stock into common stock upon initial public offering	456,561
Reclassification of redeemable convertible preferred stock warrant liability for conversion of Series A redeemable preferred stock warrants into common stock warrants	1,252
Reclassification of redeemable convertible preferred stock warrant liability to additional paid-in capital	3,126
Issuance of common stock on settlement of accrued dividend	$ 41,763
Gain on extinguishment of redeemable convertible preferred stock		$ 117,598